Changes in Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss
The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2017 and 2016:

	Gains and Losses on Cash Flow Hedges (all amounts net of tax)
	Years ended
	December 31, 2017	December 31, 2016
Balance, beginning of the year	$(1,818)	$—

Other comprehensive income (loss) before reclassifications	8,651	(2,293)
Amounts reclassified from accumulated other comprehensive income (loss)	(3,398)	475
Other comprehensive income (loss), net of tax	5,253	(1,818)
Balance, end of the year	$3,435	$(1,818)